OTHER PROVISIONS, CURRENT AND NON-CURRENT	12 Months Ended
Dec. 31, 2019
OTHER PROVISIONS, CURRENT AND NON-CURRENT
OTHER PROVISIONS, CURRENT AND NON-CURRENT

19  – OTHER PROVISIONS, CURRENT AND NON-CURRENT

19.1        Balances

The composition of provisions is as follows:

Detail	12.31.2019	12.31.2018
	ThCh$	ThCh$
Litigation (1)	69,107,550	62,452,526
Total	69,107,550	62,452,526

Current	2,068,984	3,485,613
Non-current	67,038,566	58,966,913
Total	69,107,550	62,452,526
(1)	Correspond to the provision made for the probable losses of fiscal, labor and commercial contingencies, based on the opinion of our legal advisors, according to the following detail:

Detail (see note 23.1)	12.31.2019	12.31.2018
	ThCh$	ThCh$
Tax contingencies	38,853,059	47,991,514
Labor contingencies	10,569,754	10,376,830
Civil contingencies	19,684,737	4,084,182
Total	69,107,550	62,452,526

19.2        Movements

The movement of  principal provisions over litigation is detailed as follows:

Detail	12.31.2019	12.31.2018
	ThCh$	ThCh$
Opening balance as of January 1	62,452,526	65,624,166
Additional provisions	121,003	46,657
Increases (decrease) in existing provisions (*)	(13,085,051)	(4,998,530)
Payments	21,506,141	6,139,963
Reversal of unused provision	(2,511,589)	(2,157,152)
Increase (decrease) due to foreign exchange differences	624,520	(2,202,578)
Total	69,107,550	62,452,526

(*)  During 2019 and 2018, provisions consisting of fines demanded by the Brazilian tax authority on the use of tax credits resulting from favorable sentencing to Rio de Janeiro Refrescos Ltda.